Commitments and Contingencies - Commitments and Purchase Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases, Future Minimum Payments Due	$ 2,073,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	0
Supply Agreements, Amount Paid	3,500,000	7,700,000
Operating Leases, Future Minimum Payments, Due in Two Years	2,073,000
Operating Leases, Future Minimum Payments, Due in Three Years	0
Operating Leases, Future Minimum Payments, Due in Four Years	0
Operating Leases, Future Minimum Payments, Due in Five Years	0
Contractual Obligations, Due Thereafter	$ 0